Cargill Transaction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cargill Splitoff Paragraph Details [Abstract]
Reimbursement from Cargill for fees and expenses	$ (18.5)	$ 0	$ 0.6
Former percentage ownership by Cargill and certain of its subsidiaries	64.00%